Financial Risk Management and Policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management and Policies [Abstract]
Schedule of Demonstrates the Sensitivity to a Reasonably Possible Change in 3 Months EIBOR	The following table demonstrates the sensitivity to a reasonably possible change in 3 months EIBOR, with all other variables held constant:
	Increase/ (decrease) of months EIBOR	Effect on profit for the year

2023	+1%	71,304
	-1%	(71,304)

2022	+1%	87,622
	-1%	(87,622)

Schedule of Maturity Profile of the Group’s Financial Liabilities	The table below summarizes the maturity profile of the Group's financial liabilities at December 31 based on contractual undiscounted payments:
	On demand	Less than 3 months	3 to 12 months	1-5 years	> 5 years	Total

As at December 31, 2023
Borrowings (including accrued interest)	163,606,250	127,882	373,983	1,550,206	Nil	165,658,321
Other payables	130,000,000	Nil	Nil	Nil	Nil	130,000,000
Lease liabilities	Nil	2,760,377	6,118,649	46,895,151	824,315,184	880,089,361
Trade and accounts payables (excluding accrued interest)	Nil	36,733,961	Nil	Nil	Nil	36,733,961
	293,606,250	39,622,220	6,492,632	48,445,357	824,315,184	1,212,481,643

As at December 31, 2022
Borrowings (including accrued interest)	175,103,750	134,152	393,712	1,850,189	201,882	177,683,685
Lease liabilities	Nil	2,506,062	6,249,336	36,808,047	846,079,216	891,642,661
Trade and accounts payables (excluding accrued interest)	Nil	13,427,197	Nil	Nil	Nil	13,427,197
	175,103,750	16,067,411	6,643,048	38,658,236	846,281,098	1,082,753,543

Schedule of Liabilities Arising from Financing Activities	Below is the movement of liabilities arising from financing activities of the Group for the years ended December 31:
	As at January 1	Cash inflow	Cash outflow	Interest paid	Others*	As at December 31

2023
Borrowings (including accrued interest)	177,294,288	Nil	(14,396,134)	(15,102,898)	17,606,995	165,402,251
Lease liabilities	90,873,411	Nil	(4,137,362)	Nil	5,255,265	91,991,314

2022
Borrowings (including accrued interest)	182,781,617	3,105,092	(14,926,355)	(16,223,888)	22,557,822	177,294,288
Lease liabilities	89,781,180	Nil	(9,305,777)	Nil	10,398,008	90,873,411
*	The “Others” column mainly represents interest accrued, amortizations and costs associated with the organization of borrowings.

Schedule of Net Debt Divided by Total Capital Plus Net Debt	The Group includes within net debt, the lease liabilities, borrowings, and accrued interest, less restricted bank balances, cash and cash equivalents. Equity includes share capital, statutory reserve, retained earnings / accumulated losses and shareholders’ accounts.
	2023	2022

Borrowings (including accrued interest)	165,402,251	177,294,288
Lease liabilities	91,991,314	90,873,411
Less: restricted bank balances, cash and cash equivalents	(28,414,502)	(16,759,981)
Net debt	228,979,063	251,407,718

Total equity	56,766,497	105,094,692
Total equity and net debt	285,745,560	356,502,410

Gearing ratio	80%	71%

Schedule of Reconciliation of Adjusted EBITDA to Profit or Loss	Reconciliation of adjusted EBITDA to profit or loss
		2023	2022

(Loss) / profit for the year		(48,328,195)	27,229,285

Adjustments for:
Depreciation of property, plant and equipment	7	12,656,056	12,615,658
Interest on borrowings	9	17,606,995	22,177,769
Interest on lease liabilities	9	3,086,680	3,043,214
Changes in fair value of derivative financial instruments	13	3,653,296	(3,840,379)
Asset retirement obligation - accretion expense	9	68,040	65,859
Litigation settlement	18	55,746,035	Nil
Expected credit losses of trade accounts receivables	8	18,202,132	Nil
Write-off of advances to contractor	8, 14	15,006,262	Nil
SEC settlement charges	8	5,000,000	Nil
Write-off of trade accounts receivables	8	927,519	Nil
Change in estimated fair value of derivative warrant liability		(3,931,592)	(7,430,035)
Adjusted EBITDA		79,693,228	53,861,371